Purchases and other expenses - Trade payables - Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Trade payables	€ 7,042	€ 7,067	€ 6,738	€ 6,475
Telecoms activities [member]
Disclosure of subsidiaries [line items]
Trade payables	7,031	6,951	6,652
Orange Bank [member]
Disclosure of subsidiaries [line items]
Trade payables	€ 11	€ 116	€ 86